TAX MATTERS (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Thousands of U.S. dollars
	For the years ended December 31,
	2017	2018	2019
(Loss)/profit before income tax	(1,035)	33,900	(44,475)
Income tax applying the statutory tax rate	310	(12,899)	11,726
Permanent differences	(12,635)	(5,052)	(78)
Adjustments due to international tax rates	(1,320)	2,240	(4,718)
Tax credits	1,112	2,297	(4,705)
DTA write off	-	-	(38,639)
Other adjustments	-	-	196
Total income tax expense	(12,533)	(13,414)	(36,218)

Disclosure of components of Income tax explanatory
	Thousands of U.S. dollars
	For the years ended December 31,
	2017	2018	2019
Current tax expense	(20,175)	(23,165)	(20,438)
Deferred tax	7,642	9,751	(15,780)
Total income tax expense	(12,533)	(13,414)	(36,218)

Disclosure of deferred taxes [text block]
	Thousands of U.S. dollars
	2018	2019
Deferred tax assets
Tax loss carryforwards	23,414	32,743
Tax credits	3,935	4,575
Deferred tax assets from temporary differences
Litigations provisions	23,709	10,903
Financial costs	41,504	7,942
Fixed Assets	6,312	6,371
Others	26,289	37,097

Total deferred tax assets	125,163	99,631

Deferred tax liabilities
Intangible assets – PPA	(26,376)	(19,040)
Others	(3,845)	(1,338)

Total deferred tax liabilities	(30,221)	(20,378)

	Thousands of U.S. dollars
	Balance at 12/31/2018	Income Statement		Translation differences	Balance at 12/31/2019
		Increases	Decreases

DEFERRED TAX ASSETS	125,163	43,128	(69,768)	1,108	99,631
Unused tax losses (*)	23,414	25,955	(20,967)	4,341	32,743
Unused tax credits	3,935	6,002	(3,833)	(1,529)	4,575
Deferred tax assets (temporary differences) (**)	97,814	11,171	(44,968)	(1,704)	62,313
DEFERRED TAX LIABILITIES	(30,221)	(1,561)	3,563	7,841	(20,378)
Deferred tax liabilities (temporary differences)	(30,221)	(1,561)	3,563	7,841	(20,378)

(*) Tax credits for loss carryforwards.
(**) The decrease is mainly due to DTA write off.

	Thousands of U.S. dollars
	Balance at 12/31/2017	Income Statement			Translation differences	Balance at 12/31/2018
		Increases	Decreases

DEFERRED TAX ASSETS	131,326	19,324	(14,537)	-	(10,950)	125,163
Unused tax losses (*)	29,663	2,246	(1,557)		(6,938)	23,414
Unused tax credits	5,381	310	(72)		(1,684)	3,935
Deferred tax assets (temporary differences)	96,282	16,768	(12,908)		(2,328)	97,814
DEFERRED TAX LIABILITIES	(43,942)	(569)	6,794		7,496	(30,221)
Deferred tax liabilities (temporary differences)	(43,942)	(569)	6,794		7,496	(30,221)

(*) Tax credits for loss carryforwards.

Disclosure of deferred tax expense arising from write-down or reversal of write-down of deferred tax asset
	Thousands of U.S. dollars
2018	2019	2020	2021	2022	2023	2024	Subsequent years	Total
Tax losses	12,804	9,365	1,245	-	-	-	-	23,414
Deductible temporary differences	14,390	15,801	18,152	24,736	24,736	-	-	97,815
Tax credits for deductions	1,220	842	581	401	276	191	426	3,935
Total deferred tax assets	28,414	26,008	19,978	25,137	25,012	191	426	125,164
Total deferred tax liabilities	(236)	2,684	4,696	6,082	7,038	7,697	2,260	30,221

	Thousands of U.S. dollars
2019	2020	2021	2022	2023	2024	2025	Subsequent years	Total
Tax losses	5,414	4,330	4,555	1,134	1,380	543	1,672	19,028
Deductible temporary differences	20,790	12,023	11,765	10,540	10,321	5,058	5,171	75,667
Tax credits for deductions	3,056	1,520	-	-	-	-	-	4,575
Deferred tax assets from temp.differ- IFRS	360							360
Total deferred tax assets	35,019	16,936	15,486	10,737	10,764	4,806	5,883	99,631
Total deferred tax liabilities	3,058	194	29	29	29	17,037	-	20,378

Disclosure of tax receivables and payables [text block]
	Thousands of U.S. dollars
	As of December 31,
Receivables	2018	2019
Non-current
Indirect taxes	6,061	5,650
Current
Indirect taxes	11,956	17,819
Other taxes	8,019	6,845
	19,975	24,664
Income tax	26,421	28,709
Total	52,457	59,023

	Thousands of U.S. dollars
	As of December 31,
Payables	2018	2019

Non-current
Social security	3,145	2,754
Current
Indirect taxes	28,188	35,370
Other taxes	50,323	58,395
	78,511	93,765
Income tax	10,615	12,671
Total	92,271	109,190